Allowance for loan losses and credit quality Loan Ratings by Class (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	$ 416,803	$ 386,596
Financing Receivable, Individually Evaluated for Impairment	4,402	9,789
Loans Receivable Not Acquired in Transfer, Gross	421,205	396,385
Acquired loans	22,940	27,934
Loans	444,145	424,319
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	144,921	132,115
Financing Receivable, Individually Evaluated for Impairment	703	2,810
Loans Receivable Not Acquired in Transfer, Gross	145,624	134,925
Acquired loans	9,314	12,501
Loans	154,938	147,426
Construction Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	35,866	27,976
Financing Receivable, Individually Evaluated for Impairment	145	92
Loans Receivable Not Acquired in Transfer, Gross	36,011	28,068
Acquired loans	7	9
Loans	36,018	28,077
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	168,066	169,576
Financing Receivable, Individually Evaluated for Impairment	3,427	6,499
Loans Receivable Not Acquired in Transfer, Gross	171,493	176,075
Acquired loans	12,407	13,695
Loans	183,900	189,770
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	20,851	21,861
Financing Receivable, Individually Evaluated for Impairment	127	355
Loans Receivable Not Acquired in Transfer, Gross	20,978	22,216
Acquired loans	485	802
Loans	21,463	23,018
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	5,846	5,724
Financing Receivable, Individually Evaluated for Impairment	0	33
Loans Receivable Not Acquired in Transfer, Gross	5,846	5,757
Acquired loans	219	377
Loans	6,065	6,134
Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	41,253	29,344
Financing Receivable, Individually Evaluated for Impairment	0	0
Loans Receivable Not Acquired in Transfer, Gross	41,253	29,344
Acquired loans	508	550
Loans	41,761	29,894
Internally Assigned Pass Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	347,701	344,095
Internally Assigned Pass Grade [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	134,737	127,338
Internally Assigned Pass Grade [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	30,115	26,928
Internally Assigned Pass Grade [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	117,616	135,764
Internally Assigned Pass Grade [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	18,258	19,069
Internally Assigned Pass Grade [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	5,722	5,652
Internally Assigned Pass Grade [Member] | Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	41,253	29,344
Internally Assigned Satisfactory and Monitor Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	62,252	42,501
Internally Assigned Satisfactory and Monitor Grade [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	7,749	4,777
Internally Assigned Satisfactory and Monitor Grade [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	5,751	1,048
Internally Assigned Satisfactory and Monitor Grade [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	46,174	33,812
Internally Assigned Satisfactory and Monitor Grade [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	2,476	2,792
Internally Assigned Satisfactory and Monitor Grade [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	102	72
Internally Assigned Satisfactory and Monitor Grade [Member] | Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Collectively Evaluated for Impairment	0	0
Internally Assigned Substandard Grade [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	11,252	9,789
Internally Assigned Substandard Grade [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	3,138	2,810
Internally Assigned Substandard Grade [Member] | Construction Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	145	92
Internally Assigned Substandard Grade [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	7,703	6,499
Internally Assigned Substandard Grade [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	244	355
Internally Assigned Substandard Grade [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	22	33
Internally Assigned Substandard Grade [Member] | Municipal [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Individually Evaluated for Impairment	$ 0	$ 0